Interests in Joint Ventures (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Beginning of the year	$ 6,964,000,000	$ 3,450,000,000	$ 2,296,042,000,000
Profit sharing, net	(2,026,000,000)	267,000,000
Dividends	0	(58,000,000)
Other comprehensive loss	(24,000,000)	(33,000,000)
Impairment of associates and joint ventures	(626,000,000)	0
Reclassification to financial instruments	15,000,000	0	0
Acquisition of interest in associates (Note 30)	0	3,267,000,000
Irrevocable contributions (Note 30)	26,000,000	71,000,000
End of the year	$ 4,302,000,000	$ 6,964,000,000	$ 3,450,000,000